Earnings per share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings per share
Schedule of earnings per share

	Half year 2021
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on loss for the period	(4,074)	(563)	627	(4,010)	(154.2)	¢	(154.2)	¢
Based on loss from discontinued US operations	5,337	370	(634)	5,073	195.1	¢	195.1	¢
Based on profit from continuing operations	1,263	(193)	(7)	1,063	40.9	¢	40.9	¢
Short-term fluctuations in investment returns on shareholder-backed business	212	(26)	—	186	7.2	¢	7.2	¢
Amortisation of acquisition accounting adjustments	2	—	—	2	0.1	¢	0.1	¢
Loss attaching to corporate transactions	94	(3)	—	91	3.4	¢	3.4	¢
Based on adjusted operating profit	1,571	(222)	(7)	1,342	51.6	¢	51.6	¢

	Half year 2020
				Net of tax
			Non-	and non-	Basic		Diluted
	Before		controlling	controlling	earnings		earnings
	tax	Tax	interests	interests	per share		per share
	$m	$m	$m	$m	cents		cents
Based on profit for the period	663	(129)	(22)	512	19.7	¢	19.7	¢
Based on loss from discontinued US operations	203	(115)	—	88	3.4	¢	3.4	¢
Based on profit for the period from continuing operations	866	(244)	(22)	600	23.1	¢	23.1	¢
Short-term fluctuations in investment returns on shareholder-backed business	418	(30)	—	388	14.9	¢	14.9	¢
Amortisation of acquisition accounting adjustments	2	—	—	2	0.1	¢	0.1	¢
Based on adjusted operating profit	1,286	(274)	(22)	990	38.1	¢	38.1	¢

Summary of weighted average number of shares for calculating earnings per share

	Number of shares (in millions)
	2021	2020
	Half year	Half year
Weighted average number of shares for calculation of basic earnings per share	2,601	2,596
Shares under option at end of period	2	2
Shares that would have been issued at fair value on assumed option price at end of period	(2)	(2)
Weighted average number of shares for calculation of diluted earnings per share	2,601	2,596